Fair Value Measurements (Details Textual) (USD $)	1 Months Ended
	Oct. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Jun. 30, 2011
Convertible Debt, Fair Value Disclosures		$ 465,000	$ 800,000
Time Deposits, at Carrying Value	$ 53,000			$ 53,000
Time Deposits Annual Interest Rate	0.10%			0.20%
Time Deposits Maturity Date	Feb. 24, 2014